Schedule of Condensed Consolidating Statements of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Cost of sales, amortization of intangible assets	$ 7,080	$ 7,535	$ 14,487	$ 15,070	$ 30,719	$ 32,962	$ 33,719